ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Accounts receivable	188,103	146,389	22,435
Less: allowance for doubtful accounts	(82,495)	(80,230)	(12,296)

	105,608	66,159	10,139

Schedule of analysis of the allowance for doubtful accounts

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Balance, beginning of year	82,366	82,495	12,643
Additions for the current year	3,066	350	54
Recovery	(2,937)	(2,615)	(401)

Balance, end of year	82,495	80,230	12,296